COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

15.  COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Company leases certain office premises under non-cancellable leases. Rental expenses under operating leases for the years ended December 31, 2019, 2020 and 2021 were $nil, $18,589 and $101,508, respectively.

The future aggregate minimum lease payments under non-cancellable operating lease agreements were as follows:

Years ending December 31,	US$
2022	24,978
Total	24,978